Impairment losses - Joint operations (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cornerstone Telecommunications Infrastructure Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%